Consolidated Statements of Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Condition
Held to maturity, Market value (in dollars)	$ 2,400	$ 2,400
Available for sale, Amortized cost (in dollars)	5,372,594	5,423,189
Common shares, par value (in dollars per share)	$ 1.00	$ 1.00
Common shares, Authorized shares	275,000,000	275,000,000
Common shares, issued shares	95,743,592	95,724,517
Accumulated other comprehensive income, comprehensive loss related to other-than-temporary impairment for non-credit related issues (in dollars)	$ (5,646)	$ (6,811)
Treasury, shares	28,537,180	28,537,180